Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenue	$ 72,923		$ 72,923
Operating expenses:
Exploration expense	40,223	25,415	124,817	25,415	251,743	28,669
General and administrative expenses	1,475,685	920,263	2,422,953	1,044,519	3,311,886	768,379
Stock-based compensation expense	504,912	70,228	912,530	110,985	1,044,261	6,202
Accretion expense	694	694	1,389	1,389	2,778	2,778
Total operating expenses	2,021,514	1,016,600	3,461,689	1,182,308	4,610,668	806,028
Loss from operations	(1,948,591)	(1,016,600)	(3,388,766)	(1,182,308)	(4,610,668)	(806,028)
Other expenses:
Interest expense	982,691	94,357	1,141,989	746,930	791,811	1,661,981
Penalty fees						1,322,933
Loss on settlement					13,051
Settlement fees	10,500		10,500
Loss on note conversion	1,104,153	1,125,000	1,196,306	1,125,000	1,125,000
Licenses and fees			10,422		3,896	9,450
Total other expenses	2,097,344	1,219,357	2,359,217	1,871,930	1,933,758	2,994,364
Loss before income taxes	(4,045,935)	(2,235,957)	(5,747,983)	(3,054,238)	(6,544,426)	(3,800,392)
Provision for income taxes
Net loss	$ (4,045,935)	$ (2,235,957)	$ (5,747,983)	$ (3,054,238)	$ (6,544,426)	$ (3,800,392)
Basic and Diluted Net Loss per Common Share
Basic	$ (0.10)	$ (0.12)	$ (0.16)	$ (0.17)	$ (0.28)	$ (0.26)
Diluted	$ (0.10)	$ (0.12)	$ (0.16)	$ (0.17)	$ (0.28)	$ (0.26)
Weighted Average Number of Common Shares Outstanding
Basic	40,876,850	18,457,415	36,164,019	17,796,727	23,079,750	14,797,786
Diluted	40,876,850	18,457,415	36,164,019	17,796,727	23,079,750	14,797,786